Revenue (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues	$ 27,116	$ 556,261	$ 492,966	$ 506,711
Mexico
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		355,920	320,694	346,659
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		59,973	62,758	67,076
Colombia
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		17,548	14,800	16,440
Argentina
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		8,546	5,531	6,857
Chile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		54,709	47,208	45,276
Uruguay
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		3,371	3,124	3,421
Ecuador
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		9,079	9,467	6,539
Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		189,376	178,599	188,783
FEMSA Comercio Proximity Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		198,066	180,826	184,485
FEMSA Comercio Health Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		73,027	65,172	58,922
FEMSA Comercio Fuel Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		39,865	34,313	48,779
Logistics And Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		42,603	26,060	13,881
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		13,324	7,996	11,861
Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		576,505	513,265	527,843
Operating segments | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		393,569	356,907	380,352
Operating segments | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		28,077	12,265
Operating segments | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		154,859	144,093	147,473
Operating segments | Venezuela
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues				18
Operating segments | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		194,804	183,615	194,471
Operating segments | Coca-Cola FEMSA | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		115,794	106,783	109,249
Operating segments | Coca-Cola FEMSA | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		79,010	76,832	85,222
Operating segments | FEMSA Comercio Proximity Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		198,586	181,277	184,810
Operating segments | FEMSA Comercio Proximity Division | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		195,990	179,218	182,864
Operating segments | FEMSA Comercio Proximity Division | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		11	15
Operating segments | FEMSA Comercio Proximity Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		2,585	2,044	1,946
Operating segments | FEMSA Comercio Health Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		73,027	65,172	58,922
Operating segments | FEMSA Comercio Health Retail Division | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		10,814	9,716	8,170
Operating segments | FEMSA Comercio Health Retail Division | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		62,213	55,456	50,752
Operating segments | FEMSA Comercio Fuel Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		39,922	34,322	48,790
Operating segments | FEMSA Comercio Fuel Retail Division | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		39,922	34,322	48,790
Operating segments | Logistics And Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		48,412	31,568	19,834
Operating segments | Logistics And Distribution | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		11,789	11,349	12,269
Operating segments | Logistics And Distribution | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		27,787	11,563
Operating segments | Logistics And Distribution | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		8,836	8,656	7,565
Operating segments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		21,754	17,311	21,016
Operating segments | Others | Mexico and Central America [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		19,260	15,519	19,010
Operating segments | Others | United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		279	687
Operating segments | Others | South America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		2,215	1,105	1,988
Operating segments | Others | Venezuela
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues				18
Operating segments | Goods Offered For Sale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		548,439	487,105	499,254
Operating segments | Goods Offered For Sale | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		194,804	183,615	194,471
Operating segments | Goods Offered For Sale | FEMSA Comercio Proximity Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		198,586	181,277	184,810
Operating segments | Goods Offered For Sale | FEMSA Comercio Health Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		73,027	65,172	58,922
Operating segments | Goods Offered For Sale | FEMSA Comercio Fuel Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		39,585	34,322	48,790
Operating segments | Goods Offered For Sale | Logistics And Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		27,623	11,276
Operating segments | Goods Offered For Sale | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		14,814	11,443	12,261
Operating segments | Services Provided To Customers
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		28,066	26,160	28,589
Operating segments | Services Provided To Customers | FEMSA Comercio Fuel Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		337
Operating segments | Services Provided To Customers | Logistics And Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		20,789	20,292	19,834
Operating segments | Services Provided To Customers | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		6,940	5,868	8,755
Consolidation adjustments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		(20,244)	(20,299)	(21,132)
Consolidation adjustments | Coca-Cola FEMSA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		(5,428)	(5,016)	(5,688)
Consolidation adjustments | FEMSA Comercio Proximity Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		(520)	(451)	(325)
Consolidation adjustments | FEMSA Comercio Fuel Retail Division
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		(57)	(9)	(11)
Consolidation adjustments | Logistics And Distribution
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		(5,809)	(5,508)	(5,953)
Consolidation adjustments | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Consolidated revenues		$ (8,430)	$ (9,315)	$ (9,155)